Schedule of Lease Cost (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Lease
Operating lease cost – straight line	$ 192,719	$ 183,138	$ 375,157	$ 366,327	$ 802,044	$ 831,262